ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)	12 Months Ended
Dec. 31, 2019
MDJCC Limited ("MDJH Hong Kong")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Percentage of Ownership	100.00%
MDJM Hong Kong
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Date of Incorporation	Feb. 09, 2018
Place of Incorporation	Hong Kong
Percentage of Ownership	100.00%
Mingda Beijing (WFOE)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Date of Incorporation	Mar. 09, 2018
Place of Incorporation	PRC
Description of Ownership	100%
Mingda Tianjin (VIE)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Date of Incorporation	Sep. 25, 2002
Place of Incorporation	PRC
Description of Ownership	VIE